Market Risk Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Standards Update 2018-12 [Abstract]
Market Risk Benefit, Activity
The following table presents the impact of the adoption of LDTI, as of the transition date, on market risk benefits, net (in millions):

	Variable	Other
	Annuities	Product Lines	Total
Balance, December 31, 2020 - Carrying amount of MRBs under prior guidance	$7,306	$74	$7,380
Adjustment for reversal of AOCI adjustments	(27)	(48)	(75)
Cumulative effect of the changes in non-performance risk between the original contract issuance date and the transition date	(743)	(6)	(749)
Remaining cumulative difference (exclusive of non-performance risk change) between 12/31/20 carrying amount and fair value measurement for the MRBs	3,372	72	3,444
Balance, January 1, 2021 - Market risk benefits, net at fair value	$9,908	$92	$10,000
The following table presents the impact of the adoption of LDTI, as of the transition date, on reinsurance recoverable on market risk benefits at fair value (in millions):

	Variable	Other
	Annuities	Product Lines	Total
Balance, December 31, 2020 - Carrying amount of MRBs under prior guidance	$340	$68	$408
Adjustment for reversal of AOCI adjustments	—	(47)	(47)
Cumulative difference between 12/31/2020 carrying amount and fair value measurement for the MRBs	28	83	111
Balance, January 1, 2021 - Reinsurance recoverable on market risk benefits at fair value	$368	$104	$472
Components of the Company’s reinsurance recoverable on market risk benefits were as follows (in millions, recast for the adoption of LDTI):

	December 31,
	2022	2021
Variable annuity	$183	$284
Other product lines	38	99
Total	$221	$383
The following table presents a roll-forward of Closed Block Life additional liabilities for annuitization, death and other insurance benefits (in millions):

	Years Ended December 31,
	2022	2021
Balance, beginning of year	$1,173	$1,185
Beginning of period cumulative effect of changes in shadow adjustments	(14)	(37)
Beginning balance excluding shadow	1,159	1,148
Effect of changes in cash flow assumptions	6	—
Effect of actual variances from expected experience	58	57
Issuances	—	—
Interest accrual	56	56
Net assessments collected	(107)	(102)
Effect of changes in discount rate assumptions	—	—
Ending balance excluding shadow	1,172	1,159
End of period cumulative effect of changes in shadow adjustments	(41)	14
Balance, end of year	$1,131	$1,173

The following table presents the weighted average duration of Closed Block Life additional liabilities for annuitization, death and other insurance benefits. The weighted average duration represents average cohort-level duration weighted by the benefit reserves amount:

	December 31,
	2022	2021
Weighted average duration (years)	8.1	7.7
The following table presents assessments and interest expense of Closed Block Life additional liabilities for annuitization, death and other insurance benefits recognized in the Consolidated Income Statements (in millions):

	Assessments		Interest Expense
	Years Ended December 31,		Years Ended December 31,
	2022	2021	2022	2021
Additional liability for annuitization, death and other insurance benefits	$(107)	$(102)	$56	$56

The following table presents the weighted average current discount rate of Closed Block Life additional liabilities for annuitization, death and other insurance benefits, applied at the cohort level weighted by reserve benefit amount:

	December 31,
	2022	2021
Weighted average current discount rate	4.96%	4.93%
The following table presents the reconciliation of the market risk benefits balance in the Consolidated Balance Sheets (in millions):

	December 31, 2022			December 31, 2021
	Variable	Other		Variable	Other
	Annuities	Product Lines	Total	Annuities	Product Lines	Total
Market risk benefit - (assets)	$(4,856)	$(9)	$(4,865)	$(1,658)	$(6)	$(1,664)
Market risk benefit - liabilities	5,623	39	5,662	7,939	94	8,033
Market risk benefit - net liabilities	$767	$30	$797	$6,281	$88	$6,369

The following table presents the roll-forward of the net (assets) liabilities of the market risk benefits for variable annuities (in millions):

	Years Ended December 31,
	2022	2021
Net liability balance, beginning of year	$6,281	$9,908
Net liability beginning of year cumulative effect of changes in non-performance risk	326	743
Net liability balance, beginning of year, before effect of changes in non-performance risk	6,607	10,651
Effect of changes in interest rates	(14,137)	(3,193)
Effect of fund performance	6,432	(2,388)
Effect of changes in equity index volatility	1,576	(45)
Effect of expected policyholder behavior	532	412
Effect of actual policyholder behavior different from expected	(230)	(747)
Effect of time	1,707	1,901
Effect of changes in assumptions	465	16
Net liability balance, end of year, before effect of changes in non-performance risk	2,952	6,607
Net liability end of year cumulative effect of changes in non-performance risk	(2,185)	(326)
Net liability balance, end of year, gross	767	6,281

Reinsurance recoverable on market risk benefits at fair value, end of year	(183)	(284)
Net liability balance, end of year, net of reinsurance	584	5,997

Weighted average attained age (years) (1)	69	68
Net amount at risk (2)	$15,592	$3,404
(1) Weighted-average attained age is defined as the average age of policyholders weighted by account value.
(2) Net amount at risk (NAR) is defined as of the valuation date for each contract as the greater of Death Benefit NAR (DBNAR) and Living Benefit NAR (LBNAR), as applicable, where DBNAR is the GMDB benefit base in excess of the account value, and the LBNAR is the actuarial present value of guaranteed living benefits in excess of the account value.